For the Fund’s Prospectus or SAI, visit www.thornburg.com/download

Thornburg Developing World FundSummary Prospectus

FEBRUARY 1, 2020, AS SUPPLEMENTED SEPTEMBER 30, 2020	Class R5: THDRX | Class R6: TDWRX

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (SAI), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, SAI and other information about the Fund online at www.thornburg.com/download. You can also get this information at no cost by calling 800.847.0200 or by sending an e-mail request to info@thornburg.com. The current Prospectus and SAI, dated February 1, 2020, as supplemented September 30, 2020, are incorporated by reference into this Summary Prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to thornburg.com/edelivery.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 800.847.0200 or your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Investment Goal

The Fund’s primary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R5	Class R6
Management Fees	0.96%	0.96%
Distribution and Service (12b-1) Fees	none	none
Other Expenses	1.11%	0.18%
Total Annual Fund Operating Expenses	2.07%	1.14%
Fee Waiver/Expense Reimbursement(1)	(0.98)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.09%	0.99%

(1)Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.09% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5 Shares	$111	$554	$1,023	$2,322
Class R6 Shares	$101	$347	$613	$1,373

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.52% of the average value of its portfolio.

Thornburg Developing World Fund SUMMARY PROSPECTUS, FEBRUARY 1, 2020, AS SUPPLEMENTED SEPTEMBER 30, 2020

For the Fund’s Prospectus or SAI, visit www.thornburg.com/download

Principal Investment Strategies

Under normal market conditions the Fund invests at least 80% of its assets in equity securities of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its principal offices or operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) the extent to which the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. The Fund typically makes its equity investments in the following three types of issuers:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

SUMMARY PROSPECTUS, FEBRUARY 1, 2020, AS SUPPLEMENTED SEPTEMBER 30, 2020 Thornburg Developing World Fund

For the Fund’s Prospectus or SAI, visit www.thornburg.com/download

Risks Affecting Investments in China – In recent years, a significant portion of the Fund’s assets has been invested in companies exposed to China. Risks affecting investments in China include a potential downturn in the Chinese economy, reduced liquidity or increased price volatility in the Chinese securities markets as a result of trading suspensions affecting Chinese issuers or other factors, the potential that the Chinese government may expand restrictions on foreign investments or the repatriation of capital, and the implementation of new tariffs or other trade barriers by China or its trading partners.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 49 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R5 shares have been different in each full year shown. The average annual total return figures compare Class R5 and Class R6 share performance to the MSCI Emerging Markets Net Total Return USD Index, which represents a broad measure of equity market performance of emerging markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R5 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	14.68%	3-31-19
Lowest Quarterly Results	(15.84)%	9-30-15

Average Annual Total Returns

(periods ended 12-31-19)

Class R5 Shares	1 Year	5 YEARS	Since Inception (2-1-13)
Return Before Taxes	29.53%	5.60%	4.90%
Return After Taxes on Distributions	28.90%	5.20%	4.57%
Return After Taxes on Distributions and Sale of Fund Shares	17.48%	4.16%	3.68%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	18.42%	5.61%	3.04%

Thornburg Developing World Fund SUMMARY PROSPECTUS, FEBRUARY 1, 2020, AS SUPPLEMENTED SEPTEMBER 30, 2020

For the Fund’s Prospectus or SAI, visit www.thornburg.com/download

9/30/20
TH2697

Class R6 Shares	1 Year	5 YEARS	Since Inception (2-1-13)
Return Before Taxes	29.66%	5.70%	5.00%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	18.42%	5.61%	3.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R5 shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Ben Kirby, CFA, a managing director and head of investments of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Purchase and Sale of Fund Shares

Employer-sponsored retirement plans wishing to make shares of the Fund available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan that makes Fund shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of shares through an employer-sponsored retirement plan, the plan itself may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 70 of the Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.